UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         July 18, 2006 to August 15, 2006

Commission File Number of issuing entity: 333-126790-16


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173337, 32-0173338, 32-0173339
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 15,2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-D, Revolving Home Equity Loan Asset Backed Notes, Series 2006-D.

         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Statement to Certificateholders on  August 15, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-D (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: August 28, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Certificateholders



                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                  August 15, 2006


                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Group Report   ------------------------------------------------- 11
Delinquency Totals   ------------------------------------------------------- 11
Bankruptcy Group Report   -------------------------------------------------- 11
Foreclosure Group Report   ------------------------------------------------- 11
REO Group Report   --------------------------------------------------------- 12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                                           August 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                       REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A        525,000,000.00     502,101,669.05   9,325,066.51   2,252,396.71   11,577,463.22      0.00       0.00       492,776,602.54
2A      1,325,000,000.00   1,186,013,279.24  35,016,167.73   5,320,381.44   40,336,549.17      0.00       0.00     1,150,997,111.51
AIO     1,103,030,084.00     930,635,224.00           0.00   3,102,117.41    3,102,117.41      0.00       0.00       930,635,224.00
C                   0.00               0.00           0.00   1,116,710.77    1,116,710.77      0.00       0.00                 0.00
R1                  0.00               0.00           0.00           0.00            0.00      0.00       0.00                 0.00
R2                100.00               0.00           0.00           0.00            0.00      0.00       0.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  2,953,030,184.00   2,618,750,172.29  44,341,234.24  11,791,606.33   56,132,840.57      0.00       0.00     2,574,408,938.05
-----------------------------------------------------------------------------------------------------------------------------------
AIO1      275,004,398.00     230,847,100.00           0.00     769,490.33      769,490.33      0.00       0.00       230,847,100.00
AIO2      828,025,686.00     699,788,124.00           0.00   2,332,627.08    2,332,627.08      0.00       0.00       699,788,124.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A         126685DS2        956.38413152     17.76203145       4.29027945    22.05231090      938.62210008          5.568750%
2A         126685DT0        895.10436169     26.42729640       4.01538222    30.44267862      868.67706529          5.568750%
AIO        126685DU7        843.70792556      0.00000000       2.81235975     2.81235975      843.70792556          3.425726%
R2         126685DR4          0.00000000      0.00000000       0.00000000     0.00000000        0.00000000          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                      886.80101764     15.01550322       3.99305310    19.00855632      871.78551442
-----------------------------------------------------------------------------------------------------------------------------------
AIO1          N/A           839.43057522      0.00000000       2.79810191     2.79810191      839.43057522          4.000000%
AIO2          N/A           845.12852177      0.00000000       2.81709507     2.81709507      845.12852177          4.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                                           August 15, 2006


General Information:
Record Date                                                                                                             08/14/2006
LIBOR Determination Date                                                                                                07/13/2006
Payment Date                                                                                                            08/15/2006
Determination Date                                                                                                      08/10/2006
Interest Period
Beginning                                                                                                               07/17/2006
Ending                                                                                                                  08/14/2006
Number of Days in Interest Period                                                                                               29
Collection Period
Beginning                                                                                                               07/01/2006
Ending                                                                                                                  07/31/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                                  12,755,056.51
Principal payments on Mortgage Loans                                                                                 71,383,397.42
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                   1,398,830.58
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                               0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                           0.00
Transfer Deposit Amount                                                                                                       0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                         0.00
Insurance Proceeds                                                                                                            0.00
Deposits by Master Servicer for losses on Eligible Investments                                                                0.00
Investment income on Eligible Investments                                                                                     0.00
Servicer Advances                                                                                                             0.00
Termination purchase price (for 10% clean-up call)                                                                            0.00
Other Proceeds / Amounts
Amount related to Principal                                                                                               1,500.36
Others                                                                                                                   16,834.08
Total Deposits                                                                                                       85,555,618.95

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                    0.00
Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                             0.00
Amount withdrawn to purchase Additional Balances                                                                              0.00
Amount transferred to Payment Account                                                                                84,684,081.30
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                         871,537.68
Total Withdrawals                                                                                                    85,555,618.98

Losses on Eligible Investments                                                                                                0.00
Ending Balance                                                                                                               -0.03

PAYMENT ACCOUNT

Beginning Balance

Deposits
Deposit from Collection Account                                                                                      84,684,081.30
Deposits by Master Servicer for losses on Eligible Investments                                                                0.00
Investment income on Eligible Investments                                                                                     0.00
Cash Released from Additional Loan Account (First Payment Date)                                                               0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                                0.00
Deposit from Master Servicer for shortfalls due to longer
interest period or prefunding                                                                                                 0.00
Total Deposits                                                                                                       84,684,081.30

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                             0.00
Payment pursuant to Section 8.03 of the Indenture                                                                    84,684,081.30
Total Withdrawals                                                                                                    84,684,081.30

Losses on Eligible Investments                                                                                                0.00
Ending Balance                                                                                                                0.00


POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                             0.00
Amount deposited from amounts paid under the Policy                                                                           0.00
Amount transferred to Payment Account                                                                                         0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                            0.00


Cash Released from Principal Reserve Fund                                                                                     0.00
DISTRIBUTIONS
Amounts to be Distributed                                                                                            84,684,081.30


Group 1

Investor Interest Collections                                                                                         3,410,776.79


Principal Collections                                                                                                 9,325,066.51


Subordinated Transferor Collections                                                                                     356,567.81

Credit Enhancement Draw Amount                                                                                                0.00



Group 2

Investor Interest Collections                                                                                         8,489,583.45
Principal Collections                                                                                                35,016,167.73


Subordinated Transferor Collections                                                                                     760,142.95

Credit Enhancement Draw Amount                                                                                                0.00
Transaction Party Fees and Expenses

Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                               209,211.22
Servicing Fees owing to the Master Servicer for prior collection Periods                                                      0.00
Servicing Fees paid to the Master Servicer                                                                              209,211.22

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer               0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer                0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                         0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                          0.00

Amount owing to the Loan Insurance Policy Provider                                                                      337,982.05
Amount paid to the Loan Insurance Policy Provider                                                                       337,982.05

Premium amount owing to the Insurer                                                                                      32,357.66
Premium amount paid to the Insurer                                                                                       32,357.66

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                 0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                 0.00
(together with interest on such amounts) paid to the Credit Enhancer
Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                               494,170.01
Servicing Fees owing to the Master Servicer for prior collection Periods                                                      0.00
Servicing Fees paid to the Master Servicer                                                                              494,170.01

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer               0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer                0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                         0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                          0.00

Amount owing to the Loan Insurance Policy Provider                                                                      500,728.85
Amount paid to the Loan Insurance Policy Provider                                                                       500,728.85

Premium amount owing to the Insurer                                                                                      76,431.97
Premium amount paid to the Insurer                                                                                       76,431.97

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                 0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                 0.00
(together with interest on such amounts) paid to the Credit Enhancer


Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                          2,252,396.71
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                 0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                            2,252,396.71
Aggregate Investor Interest paid to Class 1-A Note                                                                    2,252,396.71
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                            0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                                  0.00



Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                          5,320,381.44
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                 0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                            5,320,381.44
Aggregate Investor Interest paid to Class 2-A Note                                                                    5,320,381.44
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                            0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                                  0.00


Principal Payments


Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                           0.00
Investor Loss Amount paid to Class 1-A Note                                                                                   0.00

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 1-A Note                                                                         0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                               0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                                0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                           0.00
Accelerated Principal Payment Amount paid to Class 1-A Note                                                                   0.00

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                         9,325,066.51
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                                 9,325,066.51

Transferor Principal Collections (paid to Transferor)                                                                         0.00



Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                           0.00
Investor Loss Amount paid to Class 2-A Note                                                                                   0.00

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 2-A Note                                                                         0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                               0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                                0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                           0.00
Accelerated Principal Payment Amount paid to Class 2-A Note                                                                   0.00

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                        35,016,167.73
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                                35,016,167.73

Transferor Principal Collections (paid to Transferor)                                                                         0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                            0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                    0.00
Amount of Subordinated Transferor Collections                                                                                 0.00
Remaining unpaid Required Amount for Class 1-A Note after application of Subordinated Transferor Collections                  0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                             0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                          0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                     0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                     0.00



Group 2
Required Amount for Class 2-A Note                                                                                            0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                    0.00
Amount of Subordinated Transferor Collections                                                                                 0.00
Remaining unpaid Required Amount for Class 2-A Note after application of Subordinated Transferor Collections                  0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                             0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                          0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                     0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                     0.00


Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                                0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                             0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                          0.00
Allocated Transferor Interest                                                                                             5,259.47
Required Transferor Subordinated Amount                                                                               2,625,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                             0.00
and Transferor Principal Collections                                                                                          0.00

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                       0.00
Investor Floating Allocation Percentage for Class 1-A Note                                                                 100.00%
Liquidation loss amounts for Mortgage Loans                                                                                   0.00
Investor Loss Amount for Class 1-A Note                                                                                       0.00



Distributions to Issuer
Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                                0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                             0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                          0.00
Allocated Transferor Interest                                                                                                 0.00
Required Transferor Subordinated Amount                                                                               6,625,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                             0.00
and Transferor Principal Collections                                                                                          0.00

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                       0.00
Investor Floating Allocation Percentage for Class 2-A Note                                                                 100.00%
Liquidation loss amounts for Mortgage Loans                                                                                   0.00
Investor Loss Amount for Class 2-A Note                                                                                       0.00


Delinquency Group Report
Group 1
Category      Number   Principal Balance   Percentage
1 Month         78       3,240,544.17        0.66%
2 Month         19         797,905.54        0.16%
3 Month          9         392,329.96        0.08%
Total          106       4,430,779.67        0.90%

Delinquency Group Report
Group 2
Category      Number     Principal Balance     Percentage
1 Month         161         13,474,892.06         1.17%
2 Month         35           3,705,141.06         0.32%
3 Month         56           4,823,486.15         0.42%
Total          252          22,003,519.27         1.91%

Delinquency Totals
Group Totals
Category       Number    Principal Balance   Percentage
1 Month         239        16,715,436.23       1.02%
2 Month          54         4,503,046.60       0.27%
3 Month          65         5,215,816.11       0.32%
Total           358        26,434,298.94       1.61%


Bankruptcy Group Report
Group Number    Number of Loans    Principal Balance     Percentage
      1                0                    0.00             0.00%
      2                8              146,641.66             0.01%
Total                  8              146,641.66             0.01%


Foreclosure Group Report
Group Number      Number of Loans   Principal Balance     Percentage
      1                  1               39,990.00          0.01%
      2                 12            1,163,860.78          0.10%
Total                   13            1,203,850.78          0.07%


REO Group Report
Group Number     Number of Loans  Principal Balance     Percentage
      1                 0               0.00             0.00%
      2                 0               0.00             0.00%
Total                   0               0.00             0.00%


Loan Group 1                                                                                                                  0.00
Optional Servicer Advances (Current Collection Period)                                                                        0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                        0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                            0
Asset Balance                                                                                                                 0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                           0
Balance                                                                                                                       0.00


Loan Group 2                                                                                                                  0.00
Optional Servicer Advances (Current Collection Period)                                                                        0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                        0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                            0
Asset Balance                                                                                                                 0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                           0
Balance                                                                                                                       0.00


Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                            0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                               1,398,830.58
BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                        502,106,928.51
Prefunding Amt                                                                                                                0.00
Ending Loan Group Balance                                                                                           492,781,862.00
Change in Loan Group Balance                                                                                          9,325,066.51
Principal Collections                                                                                                19,155,104.07
Liquidation Loss Amount                                                                                                       0.00
Liquidation Recovery Amount                                                                                                   0.00
Cumulative Liquidation Loss Amount                                                                                            0.00
Additional Balances during Collection Period                                                                          9,830,037.56
Balance Check                                                                                                                -0.00

Group 2
Beginning Loan Group Balance                                                                                      1,186,008,019.78
Prefunding Amt                                                                                                                0.00
Ending Loan Group Balance                                                                                         1,150,991,852.05
Change in Loan Group Balance                                                                                         35,016,167.73
Principal Collections                                                                                                53,628,581.27
Liquidation Loss Amount                                                                                                       0.00
Liquidation Recovery Amount                                                                                                   0.00
Cumulative Liquidation Loss Amount                                                                                            0.00
Additional Balances during Collection Period                                                                         18,612,413.54
Balance Check                                                                                                                 0.00

OTHER INFORMATION

Loan Group 1                                                                                                                  0.00
Allocated Transferor Interest (Beginning)                                                                                 5,259.46
Allocated Transferor Interest (Ending)                                                                                    5,259.46

Interest payments on Mortgage Loans                                                                                   3,958,005.78
Net Liquidation Proceeds (Allocable to Interest)                                                                              0.00
Insurance Proceeds (Allocable to Interest)                                                                                    0.00
Servicer Advance (Allocable to Interest)                                                                                      0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                0.00
Residual Advance                                                                                                              0.00
Total Interest                                                                                                        3,958,005.78
Servicing Fee                                                                                                           209,211.22
Investor Interest Collections                                                                                         3,410,776.79

Beginning Loan Group Balance                                                                                        502,106,928.51
Principal payments on Mortgage Loans                                                                                 19,155,104.07
Net Liquidation Proceeds (Allocable to Principal)                                                                             0.00
Insurance Proceeds (Allocable to Principal)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                   0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                               0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                 0.00
Transfer Deposit Amount                                                                                                       0.00
Total Principal                                                                                                      19,155,104.07
Investor Principal Collections                                                                                        9,325,066.51
Additional Balances                                                                                                   9,830,037.56
Ending Principal Balances                                                                                           492,781,862.00
Total Collections                                                                                                    22,565,916.58
Scheduled Principal Payment                                                                                           9,325,066.51

Mortgage Loans Average Daily Balance                                                                                504,192,635.33
Number of Mortgage Loans at beginning of Collection Period                                                               15,130.00
Number of Mortgage Loans at end of Collection Period                                                                     14,791.00
Loan Group Balance at beginning of Collection Period                                                                502,106,928.51
Loan Group Balance at end of Collection Period                                                                      492,781,862.00

Note Principal Balance of the Class 1-A Note                                                                        492,776,602.54
Original Note Principal Balance of the Class 1-A Note                                                               525,000,000.00
Class 1-A Factor                                                                                                              0.94

Weighted average remaining term of Mortgage Loans                                                                              295
Weighted Average Loan Rate                                                                                               9.970700%
Weighted Average Net Loan Rate                                                                                           8.394700%

Excess Interest                                                                                                         356,567.81

Loan Group 2                                                                                                                  0.00
Allocated Transferor Interest (Beginning)                                                                                     0.00
Allocated Transferor Interest (Ending)                                                                                        0.00

Interest payments on Mortgage Loans                                                                                   9,484,482.30
Net Liquidation Proceeds (Allocable to Interest)                                                                              0.00
Insurance Proceeds (Allocable to Interest)                                                                                    0.00
Servicer Advance (Allocable to Interest)                                                                                      0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                0.00
Residual Advance                                                                                                              0.00
Total Interest                                                                                                        9,484,482.30
Servicing Fee                                                                                                           494,170.01
Investor Interest Collections                                                                                         8,489,583.45

Beginning Loan Group Balance                                                                                      1,186,008,019.78
Principal payments on Mortgage Loans                                                                                 53,628,581.27
Net Liquidation Proceeds (Allocable to Principal)                                                                             0.00
Insurance Proceeds (Allocable to Principal)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                   0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                               0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                 0.00
Transfer Deposit Amount                                                                                                       0.00
Total Principal                                                                                                      53,628,581.27
Investor Principal Collections                                                                                       35,016,167.73
Additional Balances                                                                                                  18,612,413.54
Ending Principal Balances                                                                                         1,150,991,852.05
Total Collections                                                                                                    62,118,164.72
Scheduled Principal Payment                                                                                          35,016,167.73

Mortgage Loans Average Daily Balance                                                                              1,187,059,364.72
Number of Mortgage Loans at beginning of Collection Period                                                               17,257.00
Number of Mortgage Loans at end of Collection Period                                                                     16,762.00
Loan Group Balance at beginning of Collection Period                                                              1,186,008,019.78
Loan Group Balance at end of Collection Period                                                                    1,150,991,852.05

Note Principal Balance of the Class 2-A Note                                                                      1,150,997,111.51
Original Note Principal Balance of the Class 2-A Note                                                             1,325,000,000.00
Class 2-A Factor                                                                                                              0.87

Weighted average remaining term of Mortgage Loans                                                                              293

Weighted Average Loan Rate                                                                                              10.040947%
Weighted Average Net Loan Rate                                                                                           8.464947%

Excess Interest                                                                                                         760,142.95
LOAN MODIFICATION SUMMARY

Group 1
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                                 0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                        133,849.91
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                           0.02%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                          28,560.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                       28,560.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                         0.00%

Loans with Credit Limit Modification - current                                                                        1,537,588.00
Loans with Credit Limit Modification - cumulative                                                                     1,838,388.00
Loans with Credit Limit Modification - % of Initial                                                                          0.23%

Loans with Gross Margin Modification - current                                                                          134,048.49
Loans with Gross Margin Modification - cumulative                                                                       230,598.49
Loans with Gross Margin Modification - % of Initial                                                                          0.03%

Group 2
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                             1,942.28
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                         21,928.52
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                           0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                         150,000.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                      267,700.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                         0.03%

Loans with Credit Limit Modification - current                                                                        1,903,846.00
Loans with Credit Limit Modification - cumulative                                                                     2,272,020.00
Loans with Credit Limit Modification - % of Initial                                                                          0.28%

Loans with Gross Margin Modification - current                                                                          472,576.72
Loans with Gross Margin Modification - cumulative                                                                       555,897.51
Loans with Gross Margin Modification - % of Initial                                                                          0.07%

CREDIT ENHANCER INFORMATION
Loan Group 1                                                                                                                  0.00
Credit Enhancement Draw Amount                                                                                                0.00
Guaranteed Principal Payment Amount                                                                                           0.00
Guaranteed Payment                                                                                                    2,252,396.71

Loan Group 2                                                                                                                  0.00
Credit Enhancement Draw Amount                                                                                                0.00
Guaranteed Principal Payment Amount                                                                                           0.00
Guaranteed Payment                                                                                                    5,320,381.44
ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
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